Income Tax Expense - Additional Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Deferred Tax Assets And Liabilities [line Items]
Cumulative tax losses	$ 195,098,009	$ 176,871,263